Other Financial Assets - Summary of Other Financial Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
At beginning of year	£ 133	£ 113
Exchange differences	(5)	9
Acquisition of investments	8	12
Disposal of investments	(7)	(48)
At end of year	143	133
Fair value movements – OCI [member]
Disclosure of financial assets [line items]
At beginning of year	24
Disposal of investments	(3)	(31)
Fair value movements	1	18
At end of year	23	24
Fair value movements – income statement [member]
Disclosure of financial assets [line items]
Fair value movements	£ 13	£ 29